Financial Risks - Schedule of Credit Risk Concentration - Government Bonds (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 10,906	€ 12,060
Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5,781	5,378
United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	964	949
Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,158	1,175
Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,094	1,151
Finland government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	938	935
France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,255	1,397
Germany government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,261	4,167
Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	405	364
Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	786	876
Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	294	335
Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	568	808
Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	809	654
Supranational government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	30	40
Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	29,249	30,289
Americas [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	10,501	11,738
Americas [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	3	4
Americas [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	133	118
Americas [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	652	506
Americas [member] | Supranational government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	30	40
Americas [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	11,319	12,406
The Netherlands [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	32	22
The Netherlands [member] | Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5,777	5,374
The Netherlands [member] | Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,154	1,171
The Netherlands [member] | Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,065	1,119
The Netherlands [member] | Finland government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	938	935
The Netherlands [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,216	1,356
The Netherlands [member] | Germany government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4,233	4,138
The Netherlands [member] | Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	785	872
The Netherlands [member] | Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	89	112
The Netherlands [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	205	484
The Netherlands [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	36	59
The Netherlands [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	15,531	15,642
United Kingdom [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	946	948
United Kingdom [member] | Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	23	25
United Kingdom [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	34	36
United Kingdom [member] | Germany government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	28	29
United Kingdom [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	29	30
United Kingdom [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1,060	1,068
Central & Eastern Europe [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	2
Central & Eastern Europe [member] | Hungary government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	402	360
Central & Eastern Europe [member] | Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	2	2
Central & Eastern Europe [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	198	189
Central & Eastern Europe [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	603	553
Spain & Portugal [member] | Netherlands government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4	4
Spain & Portugal [member] | Austria government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	4	4
Spain & Portugal [member] | Belgium government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	6	7
Spain & Portugal [member] | France government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	5	5
Spain & Portugal [member] | Luxembourg government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	1	4
Spain & Portugal [member] | Spain government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	203	221
Spain & Portugal [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	16	18
Spain & Portugal [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	14	20
Spain & Portugal [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	253	282
Asia [member] | United States government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	372	300
Asia [member] | Rest of Europe government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	17
Asia [member] | Rest of world government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	77	39
Asia [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	466	€ 339
Asset management [member] | United Kingdom government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	17
Asset management [member] | Government bonds [member]
Disclosure of credit risk exposure [line items]
Credit risk concentrations	€ 17